GOODWILL	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
GOODWILL	GOODWILL
Goodwill of $1,021 million at June 30, 2025 (December 31, 2024 - $931 million) is primarily attributable to short-break destinations across the United Kingdom and Ireland (“U.K. and Ireland Short Stay”) of $827 million (December 31, 2024 - $754 million) and a mixed-use asset in South Korea of $193 million (December 31, 2024 - $177 million). In accordance with IFRS Accounting Standards, the partnership performs a goodwill impairment test annually unless there are indicators of impairment identified during the year. The partnership did not identify any impairment indicators as of June 30, 2025 and for the year ended December 31, 2024.